Fair value measurement - Additional Information (Detail)	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of increase decrease in contingent consideration liabilities	1.00%
Maximum [Member] | Measurement input, discount rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input	11
Minimum [Member] | Measurement input, discount rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input	8.5
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination, contingent consideration, liability, measurement input	9